GOODWILL	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 5 – GOODWILL

The following table provides a roll forward of goodwill:

	October 1, 2022	January 1, 2022
Beginning balance, gross	$23,828	$31,591
Acquisition	5,974	-
Accumulated disposition	-	(1,577)
Accumulated impairment losses	-	(6,073)
Currency translation adjustment	(2,106)	(113)
Ending balance, net	$27,696	$23,828

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combinations. ASC 350, requires that goodwill be tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis and between annual tests when circumstances indicate that the recoverability of the carrying amount of goodwill may be in doubt. During the fourth quarter of 2021 the Company identified a triggering event in response the COVID-19 pandemic. In accordance with ASC 350 the Company tested its goodwill for impairment and the Company recognized an impairment with respect to its Staffing UK reporting unit of $3,104. The impairment resulted from a continued decline in that reporting unit’s revenue which experienced significant and prolonged declines as a result of the COVID-19 pandemic. To determine the impairment, the Company employed a combination of market approach (valuations using comparable company multiples), income approach (discounted cash flow analysis) and prevailing market conditions to derive the fair value of the reporting unit. Under ASU 2017-04, which the Company early adopted, the impairment amount represents the excess of the carrying value over the fair value of the reporting unit. On May 18, 2022, the Company closed on the acquisition of Headway (see Note 10). The Company’s estimated value of the Goodwill is $5,974. The estimated value is preliminary and subject to change.

STAFFING 360 SOLUTIONS, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share, per share and stated value per share)

(UNAUDITED)

NOTE 7 – GOODWILL

The following table provides a roll forward of goodwill:

	January 1, 2022	January 2, 2021
Beginning balance, gross	$31,591	$31,049
Accumulated disposition	(1,577)	-
Accumulated impairment losses	(2,969)	-
Beginning balance, net	27,045	31,049
Impairment of goodwill	(3,104)	(2,969)
Disposition of business	-	(1,577)
Currency translation adjustment	(113)	542
Ending balance, net	$23,828	$27,045

Goodwill by reportable segment is as follows:

	January 1, 2022	January 2, 2021
Professional Staffing - US	$6,222	$6,222
Commercial Staffing - US	5,860	5,860
Professional Staffing - UK	11,746	14,963
Ending balance, net	$23,828	$27,045

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combinations. ASC 350, requires that goodwill be tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis and between annual tests when circumstances indicate that the recoverability of the carrying amount of goodwill may be in doubt. During the first quarter of 2020 the Company identified a triggering event in response the COVID-19 pandemic. In accordance with ASC 350 the Company tested its goodwill for impairment and the Company recognized an impairment with respect to its firstPRO reporting unit of $2,969. The impairment resulted from a continued decline in that reporting unit’s revenue which experienced significant and prolonged declines as a result of the COVID-19 pandemic. To determine the impairment, the Company employed a combination of market approach (valuations using comparable company multiples), income approach (discounted cash flow analysis) and prevailing market conditions to derive the fair value of the reporting unit. Under ASU 2017-04, which the Company early adopted, the impairment amount represents the excess of the carrying value over the fair value of the reporting unit.

In accordance with ASC 350, during the performance of the Company’s annual impairment test during the fourth quarter of 2021 the Company identified and recognized an impairment of $3,104 to the goodwill recorded by the Professional Staffing – UK reporting unit. The impairment resulted from a continued decline in that reporting unit’s revenue which experienced significant and prolonged declines as a result of the ongoing COVID-19 pandemic. Further, the negative impact suffered from the COVID-19 pandemic, predominantly in fiscal 2020, did not recover as quickly as management anticipated by the end of fiscal 2021 and, as a result, the forward-looking forecast was revised based upon current facts and circumstances. To determine the impairment, the Company employed a combination of market approach (valuations using comparable company multiples), income approach (discounted cash flow analysis) and prevailing market conditions to derive the fair value of the reporting unit. While the impairment recognized by management of $3,104 represents the adjustment required based upon current assumptions, such assumptions are subject to significant estimation by management, including revenue growth rates, cost levels, and discount rates. If actual results in future periods vary from these assumptions additional impairment costs to goodwill could occur.

During the year ended January 2, 2021 the Company changed its measurement date from the first day of the fiscal fourth quarter to the last day of the fiscal year end. The Company performed its annual goodwill impairment test and no impairment was recognized other than the charge recognized by the Professional Staffing UK reporting unit. To estimate the fair value of the reporting units the Company employed a combination of market approach (valuations using comparable company multiples) and income approach (discounted cash flow analysis) to derive the fair value of the reporting unit when performing its annual impairment testing. Volatility in the Company’s stock price can result in the net book value of our reporting unit approximating, or even temporarily exceeding market capitalization, however, the fair value of our reporting unit is not driven solely by the market price of our stock. As described above, fair value of our reporting unit is derived using a combination of an asset approach, an income approach and a market approach. These valuation techniques consider several other factors beyond our market capitalization, such as the estimated future cash flows of our reporting units, the discount rate used to present value such cash flows and the market multiples of comparable companies. Changes to input assumptions used in the analysis could result in materially different evaluations of goodwill impairment.